SCHEDULE OF AVERAGE HYDROCARBON PRICES (Details) - $ / shares		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Oil [Member]
Oil and Gas, Proved Reserve, Quantity [Line Items]
Average Price	[1]	$ 78.61	$ 91.72	$ 55.98
Natural Gas [Member]
Oil and Gas, Proved Reserve, Quantity [Line Items]
Average Price	[1]	$ 2.23	$ 5.79	$ 2.95

[1]	Average prices were based on 12-month unweighted arithmetic average of the first-day-of-the-month prices for the period from October through September during each respective fiscal year.